Shareholders' Equity (Details Textual) $ / shares in Units, $ in Thousands					1 Months Ended				6 Months Ended
	Jun. 14, 2020 $ / shares shares	Jun. 10, 2020 USD ($) $ / shares shares	Feb. 10, 2020 USD ($) $ / shares shares	Jan. 09, 2020 USD ($) $ / shares shares	May 31, 2020 USD ($) $ / shares shares	May 27, 2020 $ / shares shares	Apr. 30, 2020 USD ($) $ / shares shares	Apr. 28, 2020 ₪ / shares shares	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 10, 2020 ₪ / shares shares	May 27, 2020 ₪ / shares	Mar. 09, 2020 $ / shares shares
Shareholders' Equity (Textual)
Warrants, description		The placement agent in the offering also received compensation warrants on substantially the same terms as the investors in the offering in an amount equal to 7.5% of the aggregate number of ADSs sold in the offering (or warrants to purchase up to an aggregate of 292,683 ADSs), at an exercise price of $2.50 per ADSs and a term expiring four and a half years from the date of issuance.
ADSs exercise prices | $ / shares			$ 1.875
Deemed dividend | $									$ 715
Compensation warrants exercisable			250,000
Increase in authorized share capital								1,000,000,000
Options exercisable						3,750,000
Exercise price | $ / shares						$ 0.06
Options vest period						4 years
Ordinary Share [Member]
Shareholders' Equity (Textual)
Options exercisable	2,400,000
Chief Executive Officer [Member]
Shareholders' Equity (Textual)
Options exercisable						2,500,000
Exercise price | $ / shares						$ 0.06
Options vest period						4 years
Directors [Member]
Shareholders' Equity (Textual)
Exercise price | $ / shares	$ 0.07
Options vest period	4 years
NIS [Member]
Shareholders' Equity (Textual)
Ordinary shares, par value | ₪ / shares								₪ 0.25
Exercise price | ₪ / shares												₪ 0.25
NIS [Member] | Chief Executive Officer [Member]
Shareholders' Equity (Textual)
Exercise price | ₪ / shares												₪ 0.25
Investors [Member]
Shareholders' Equity (Textual)
ADSs Purchase price per share | $ / shares		$ 2.05
Public warrants issued to purchase ordinary shares					31,000,020		31,000,020						20,250,000
American depository share, ADSs					1,033,334		1,033,334						675,000
ADSs exercise prices | $ / shares		$ 2.50			$ 1.50		$ 1.50						$ 1.50
Gross proceeds | $		$ 8,000	$ 5,000		$ 1,550		$ 1,550
Securities purchase agreement, description			The Company issued and sold (i) 1,825,000 units, each unit consisting of one ADS, and one warrant to purchase one ADS, at a price of USD 1.50 per unit, and (ii) 1,508,334 pre-funded units each pre-funded unit consisting of one pre-funded warrant to purchase one ADS and one warrant, at a price of USD 1.49 per pre-funded unit. The offering of the units and pre-funded units closed on February 12, 2020.
Ordinary shares issued		30									30
Investors [Member] | American Depository Shares [Member]
Shareholders' Equity (Textual)
Aggregate shares sold		3,902,440
Investors [Member] | NIS [Member]
Shareholders' Equity (Textual)
Ordinary shares, par value | ₪ / shares											₪ 0.25
Unregistered Warrants [Member] | American Depository Shares [Member]
Shareholders' Equity (Textual)
Warrant to purchase common shares		1,951,220
Public Warrants [Member]
Shareholders' Equity (Textual)
Public warrants issued to purchase ordinary shares				22,278,540
American depository share, ADSs				742,618
ADSs exercise prices | $ / shares				$ 3.45
Reduced exercise price | $ / shares				$ 3.25
Gross proceeds | $				$ 2,400
Unregistered warrants issued to purchase ordinary shares				22,278,540
Private placement warrants				742,618
Deemed dividend | $				$ 715
Public Warrants [Member] | Minimum [Member]
Shareholders' Equity (Textual)
ADSs exercise prices | $ / shares				$ 12.90
Public Warrants [Member] | Maximum [Member]
Shareholders' Equity (Textual)
ADSs exercise prices | $ / shares				$ 78.75